Taxation - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Examination [Line Items]
Effective income tax rate	(6.71%)	(5.30%)	(5.37%)
Loss before income taxes	$ 274.4	$ 183.3	$ 301.4
Unrecognized tax benefits, interest and penalties	0.5	0.4	$ 0.5
Unrecognized tax benefits, income tax penalties and interest accrued	11.3	$ 10.8
Her Majesty's Revenue and Customs (HMRC)
Income Tax Examination [Line Items]
Deferred tax assets, operating loss carryforwards, not subject to expiration	58.0
Increase in gross deferred tax asset	19.0
Valuation allowance, deferred tax asset, increase (decrease), amount	$ 0.0